Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000022349 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022349 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000022349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022349 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022349 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000022349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022349 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022348 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022348 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022348 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000022348 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022348 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022348 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022348 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000022348 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022348 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022348 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022348 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022348 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022347 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022347 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022347 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000022347 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022347 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022347 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022347 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000022347 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022347 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022347 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022347 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022347 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022355 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022355 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022355 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022355 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022355 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022355 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022355 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022355 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022355 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000022355 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022355 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000022355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022355 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022355 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022356 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022356 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022356 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022356 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022356 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022356 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022356 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022356 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022356 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000022356 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022356 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022356 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022356 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000022356 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022356 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022356 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022356 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022356 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022356 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022354 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022354 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022354 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022354 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022354 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022354 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022354 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022354 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022354 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000022354 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022354 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022354 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022354 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000022354 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022354 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000022354 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022354 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022354 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022354 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022362 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022362 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022362 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022362 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022362 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022362 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022362 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022362 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022362 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022362 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022362 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022362 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022362 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000022362 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022362 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022362 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022362 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022362 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022362 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022362 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000022362 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022362 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117968 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000117968 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117968 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117968 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117968 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117968 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117968 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117968 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000117968 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000117968 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000117968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000117968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000117968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000117968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000117968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000117968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000117968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000117968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117968 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117967 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000117967 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117967 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117967 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117967 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117967 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117967 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000117967 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000117967 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000117967 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000117967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000117967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000117967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000117967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000117967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000117967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000117967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000117967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117967 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022367 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022367 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022367 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022367 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022367 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022367 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022367 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022367 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022367 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022367 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022367 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022367 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000022367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022367 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022367 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022367 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022367 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022367 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022367 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022367 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022368 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022368 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022368 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022368 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022368 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022368 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022368 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022368 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022368 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000022368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022368 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022368 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022366 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022366 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022366 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022366 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022366 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022366 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022366 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022366 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022366 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022366 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022366 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000022366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022366 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022366 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022366 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022366 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022398 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022398 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022398 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022398 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022398 [Member] | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022398 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022398 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022398 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022398 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022398 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022398 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022398 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022398 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022398 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022398 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022398 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022398 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022398 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022398 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022398 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022398 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022398 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022400 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022400 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022400 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022400 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022400 [Member] | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022400 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022400 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022400 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022400 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022400 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022400 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022400 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022400 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022400 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022400 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022400 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022400 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022400 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022400 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022400 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022400 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022400 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022399 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022399 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022399 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022399 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022399 [Member] | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022399 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022399 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022399 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022399 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022399 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022399 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022399 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022399 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022399 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022399 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022399 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022399 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022399 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022399 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022399 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022399 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022399 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022403 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022403 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022403 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022403 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022403 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022403 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022403 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022403 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022403 [Member] | CaixaBank SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022403 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022403 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022403 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022403 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000022403 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022403 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022403 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022403 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022403 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022404 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022404 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022404 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022404 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022404 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022404 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022404 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022404 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022404 [Member] | CaixaBank SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022404 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022404 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022404 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000022404 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022404 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022404 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022404 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022404 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022402 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022402 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022402 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022402 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022402 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022402 [Member] | NN Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022402 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022402 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022402 [Member] | CaixaBank SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022402 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022402 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022402 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022402 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000022402 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022402 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022402 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022402 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022402 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022410 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022410 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022410 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022410 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022410 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022410 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022410 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022410 [Member] | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022410 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022410 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022410 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000022410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022410 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000022410 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022410 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022410 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022410 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022410 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022410 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022410 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022410 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022410 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022410 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022412 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022412 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022412 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022412 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022412 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022412 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022412 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022412 [Member] | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022412 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022412 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022412 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022412 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022412 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022412 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022412 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022412 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022412 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022412 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022412 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022412 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022412 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000022412 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022412 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000022412 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022412 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022412 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022412 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022412 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022412 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022412 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022412 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022412 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022412 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022411 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022411 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022411 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022411 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022411 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022411 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022411 [Member] | Anheuser Busch InBev SA NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022411 [Member] | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022411 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022411 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022411 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022411 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022411 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022411 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022411 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000022411 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000022411 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022411 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000022411 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022411 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022411 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022411 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022411 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022411 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022411 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022411 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022411 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022411 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022443 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022443 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022443 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022443 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022443 [Member] | Merck And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022443 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022443 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022443 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022443 [Member] | Bristol Myers Squibb Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022443 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022443 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000022443 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000022443 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022443 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022443 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022443 [Member] | Health care technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022443 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022444 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022444 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022444 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022444 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022444 [Member] | Merck And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022444 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022444 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022444 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022444 [Member] | Bristol Myers Squibb Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022444 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022444 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000022444 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000022444 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022444 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022444 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022444 [Member] | Health care technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022444 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022442 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022442 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022442 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022442 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022442 [Member] | Merck And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022442 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022442 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022442 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022442 [Member] | Bristol Myers Squibb Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022442 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022442 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000022442 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000022442 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000022442 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022442 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022442 [Member] | Health care technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022442 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022477 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000022477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000022477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022477 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022476 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022476 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022476 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000022476 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000022476 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022476 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022476 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022476 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022476 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022476 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022476 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022475 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000022475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000022475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022475 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022475 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022475 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022475 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022475 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022621 [Member] | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022621 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022621 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022621 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000022621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022621 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022622 [Member] | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022622 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022622 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022622 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000022622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022622 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022620 [Member] | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022620 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022620 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022620 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000022620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022620 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022620 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022620 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022624 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022624 [Member] | Reddit Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022624 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022624 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022624 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022624 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022624 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022624 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022624 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022624 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022624 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022624 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022624 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000022624 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022624 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022624 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022624 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022624 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022624 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022624 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022624 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022626 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022626 [Member] | Reddit Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022626 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022626 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022626 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022626 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022626 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022626 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022626 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022626 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000022626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022626 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022625 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022625 [Member] | Reddit Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022625 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022625 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022625 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022625 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022625 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022625 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022625 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022625 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000022625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022625 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022637 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022637 [Member] | Advance Auto Parts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022637 [Member] | The Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022637 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022637 [Member] | Fortive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022637 [Member] | Hexcel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022637 [Member] | Corpay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022637 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022637 [Member] | Concentra Group Holdings Parent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022637 [Member] | Sensata Technologies Holding PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000022637 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000022637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022637 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022638 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022638 [Member] | Advance Auto Parts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022638 [Member] | The Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022638 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022638 [Member] | Fortive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022638 [Member] | Hexcel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022638 [Member] | Corpay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022638 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022638 [Member] | Concentra Group Holdings Parent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022638 [Member] | Sensata Technologies Holding PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022638 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022638 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022638 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022638 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000022638 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022638 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022638 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022638 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000022638 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022638 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022636 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022636 [Member] | Advance Auto Parts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022636 [Member] | The Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022636 [Member] | StandardAero Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022636 [Member] | Fortive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022636 [Member] | Hexcel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022636 [Member] | Corpay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022636 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022636 [Member] | Concentra Group Holdings Parent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022636 [Member] | Sensata Technologies Holding PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022636 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022636 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022636 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022636 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000022636 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022636 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022636 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022636 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022636 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000022636 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022636 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022664 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022664 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022664 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022664 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022664 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022664 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022664 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022664 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022664 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022664 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022664 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022664 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000022664 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022664 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022664 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022664 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000022664 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022664 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022664 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022664 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022664 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022666 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022666 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022666 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022666 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022666 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022666 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022666 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022666 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022666 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022666 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022666 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000022666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022666 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000022666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022666 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022665 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022665 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022665 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022665 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022665 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022665 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022665 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022665 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022665 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022665 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022665 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022665 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000022665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022665 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000022665 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022665 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022665 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022665 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117969 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117969 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117969 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117969 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117969 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117969 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117969 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000117969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000117969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000117969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000117969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000117969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000117969 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000117969 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117969 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117969 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000117969 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117969 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117969 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000117969 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000117969 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117969 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117970 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117970 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117970 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117970 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117970 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117970 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117970 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000117970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000117970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000117970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000117970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000117970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000117970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117970 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000117970 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000117970 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117970 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117970 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000117970 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117970 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117970 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000117970 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000117970 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000117970 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022668 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022668 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022668 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022668 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022668 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022668 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022668 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000022668 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022668 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022668 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000022668 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022668 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022668 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022668 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022668 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022668 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022668 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000022668 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022668 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022668 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022668 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022668 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022668 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022668 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022668 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022668 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022668 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022668 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022668 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022684 [Member] | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Qiagen NV New York Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Orion OYJ Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022684 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022684 [Member] | Rexel SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022684 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022684 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022684 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000022684 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022684 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022684 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022684 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000022684 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022684 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022684 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022684 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022684 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022684 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022684 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022684 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022684 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022684 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022684 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022684 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022684 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022684 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022684 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022684 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022684 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022684 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022686 [Member] | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Qiagen NV New York Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Orion OYJ Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022686 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022686 [Member] | Rexel SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022686 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022686 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022686 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000022686 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022686 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022686 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022686 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000022686 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022686 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022686 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022686 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022686 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022686 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022686 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022686 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022686 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022686 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022686 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022686 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022686 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022686 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022686 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022686 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022686 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022686 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022685 [Member] | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | IG Group Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Qiagen NV New York Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Orion OYJ Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022685 [Member] | Belimo Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022685 [Member] | Rexel SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022685 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022685 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022685 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000022685 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022685 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022685 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022685 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000022685 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022685 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022685 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022685 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022685 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022685 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022685 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022685 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022685 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022685 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022685 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000022685 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022685 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022685 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022685 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022685 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022685 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022685 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022689 [Member] | ABN AMRO Bank NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022689 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022689 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022689 [Member] | Galp Energia SGPS SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022689 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022689 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022689 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022689 [Member] | Cie Generale des Etablissements Michelin SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022689 [Member] | TOTO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022689 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022689 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000022689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000022689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000022689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000022689 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022689 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022689 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000022689 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022689 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022689 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022689 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022689 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022689 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022689 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022690 [Member] | ABN AMRO Bank NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022690 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022690 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022690 [Member] | Galp Energia SGPS SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022690 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022690 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022690 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022690 [Member] | Cie Generale des Etablissements Michelin SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022690 [Member] | TOTO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022690 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022690 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000022690 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022690 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022690 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022690 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000022690 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022690 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022690 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022690 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022690 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000022690 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000022690 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022690 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000022690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022690 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022690 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022690 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022690 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022690 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022690 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022688 [Member] | ABN AMRO Bank NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022688 [Member] | Danske Bank A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022688 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022688 [Member] | Galp Energia SGPS SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022688 [Member] | Euronext NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022688 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022688 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022688 [Member] | Cie Generale des Etablissements Michelin SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022688 [Member] | TOTO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022688 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022688 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000022688 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022688 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022688 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022688 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000022688 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022688 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022688 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022688 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022688 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000022688 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022688 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000022688 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022688 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022688 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000022688 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022688 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022688 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022688 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022688 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022688 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022688 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022703 [Member] | Riot Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022703 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022703 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022703 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000022703 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022703 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022703 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022703 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022703 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022703 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022703 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022703 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022705 [Member] | Riot Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022705 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022705 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022705 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000022705 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022705 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022705 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022705 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022705 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022705 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022705 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022705 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022704 [Member] | Riot Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022704 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022704 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000022704 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000022704 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022704 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022704 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022704 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022704 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000022704 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022704 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022704 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022708 [Member] | Performance Food Group Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | Permian Resources Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | CNH Industrial NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | Ball Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022708 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022708 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022708 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022708 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000022708 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022708 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022708 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022708 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022708 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022708 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000022708 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022708 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022709 [Member] | Performance Food Group Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | Permian Resources Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | CNH Industrial NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | Ball Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022709 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022709 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022709 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022709 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000022709 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022709 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022709 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022709 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022709 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022709 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000022709 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022709 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022707 [Member] | Performance Food Group Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | Toll Brothers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | Permian Resources Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | CNH Industrial NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | Corebridge Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | Ball Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022707 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022707 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022707 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022707 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000022707 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022707 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000022707 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022707 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022707 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022707 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000022707 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022707 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022711 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022711 [Member] | Tenable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022711 [Member] | Ambarella Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022711 [Member] | Veeco Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022711 [Member] | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022711 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022711 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022711 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022711 [Member] | Life Time Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022711 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022711 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022711 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022711 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000022711 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022711 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022711 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022711 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022711 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022711 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022711 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022711 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022713 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022713 [Member] | Tenable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022713 [Member] | Ambarella Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022713 [Member] | Veeco Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022713 [Member] | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022713 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022713 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022713 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022713 [Member] | Life Time Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022713 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022713 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022713 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000022713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022713 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022713 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022713 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022713 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022713 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022713 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022712 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022712 [Member] | Tenable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022712 [Member] | Ambarella Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022712 [Member] | Veeco Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022712 [Member] | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022712 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022712 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022712 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022712 [Member] | Life Time Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022712 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022712 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022712 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022712 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000022712 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022712 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022712 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022712 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022712 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000022712 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000022712 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022712 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022724 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022724 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022724 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022724 [Member] | Curbline Properties Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022724 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022724 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022724 [Member] | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | Vishay Intertechnology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022724 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022724 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022724 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022724 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022724 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022724 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022724 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022724 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022724 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022724 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022724 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000022724 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022724 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022725 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022725 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022725 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022725 [Member] | Curbline Properties Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022725 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022725 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022725 [Member] | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | Vishay Intertechnology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022725 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022725 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022725 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022725 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022725 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022725 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022725 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022725 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022725 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022725 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022725 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000022725 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022725 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022723 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022723 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022723 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022723 [Member] | Curbline Properties Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022723 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022723 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022723 [Member] | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | Vishay Intertechnology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022723 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022723 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000022723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022723 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022743 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022743 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022743 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022743 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022743 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022743 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022743 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022743 [Member] | Elanco Animal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022743 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022743 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022743 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022743 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022743 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022743 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022743 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022743 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022743 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022743 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022745 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022745 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022745 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022745 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022745 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022745 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022745 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022745 [Member] | Elanco Animal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022745 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022745 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022745 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022745 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022744 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022744 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022744 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022744 [Member] | GSK PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022744 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022744 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022744 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022744 [Member] | Elanco Animal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022744 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022744 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022744 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022744 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022744 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022744 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022744 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022744 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022744 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022760 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022760 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022760 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022760 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022760 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022760 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022760 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022760 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022760 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022760 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000022760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022760 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022761 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022761 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022761 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022761 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022761 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022761 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022761 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022761 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022761 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022761 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022761 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000022761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022761 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022761 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022761 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022759 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022759 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022759 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022759 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022759 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022759 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022759 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022759 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022759 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022759 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022759 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000022759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022759 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022759 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022759 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000022759 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022759 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022811 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022811 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022811 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022811 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022811 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022811 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022811 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022811 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022811 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022811 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022811 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022811 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000022811 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022811 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022811 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022811 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022811 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022811 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022811 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022811 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022811 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000022811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022813 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022813 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022813 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022813 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022813 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022813 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022813 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022813 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022813 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022813 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022813 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022813 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000022813 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022813 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022813 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022813 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022813 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022813 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022813 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022813 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022813 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000022813 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022812 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022812 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022812 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022812 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022812 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022812 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022812 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022812 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000022812 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022812 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022812 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022812 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000022812 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022812 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022812 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022812 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022812 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022812 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022812 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000022812 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000022812 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000022812 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022820 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000022820 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022820 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022820 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022820 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022820 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022820 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022820 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022820 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022820 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022820 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000022820 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022820 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022820 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022820 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022821 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000022821 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022821 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022821 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022821 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022821 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022821 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022821 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022821 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022821 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022821 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000022821 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022821 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022821 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022821 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022819 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000022819 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022819 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022819 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022819 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022819 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022819 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022819 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000022819 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022819 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022819 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000022819 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022819 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022819 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022819 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022831 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022831 [Member] | Alignment Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022831 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022831 [Member] | The Vita Coco Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022831 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022831 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022831 [Member] | Modine Manufacturing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022831 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022831 [Member] | Xometry Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022831 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022831 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000022831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000022831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022831 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022831 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000022831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022831 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022833 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022833 [Member] | Alignment Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022833 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022833 [Member] | The Vita Coco Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022833 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022833 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022833 [Member] | Modine Manufacturing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022833 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022833 [Member] | Xometry Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022833 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022833 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022833 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022833 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000022833 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000022833 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022833 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022833 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022833 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022833 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000022833 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022833 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022833 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022832 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022832 [Member] | Alignment Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022832 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022832 [Member] | The Vita Coco Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022832 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022832 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022832 [Member] | Modine Manufacturing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022832 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022832 [Member] | Xometry Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022832 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022832 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022832 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022832 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000022832 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000022832 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022832 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022832 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022832 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022832 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000022832 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022832 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022832 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047744 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047744 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000047744 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000047744 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000047744 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000047744 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047744 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047745 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047745 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000047745 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000047745 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000047745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000047745 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047745 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047746 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047746 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000047746 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000047746 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000047746 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000047746 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047746 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047761 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000047761 [Member] | WuXi AppTec Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047761 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047761 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047761 [Member] | America Movil SAB de CV ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047761 [Member] | WH Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047761 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047761 [Member] | Samsung Electronics Company Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047761 [Member] | America Movil SAB de CV Series B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047761 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047761 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000047761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000047761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000047761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000047761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000047761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000047761 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047761 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000047761 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000047761 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000047761 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047761 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047761 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000047761 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047761 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000047761 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000047761 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000047761 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047760 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000047760 [Member] | WuXi AppTec Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047760 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047760 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047760 [Member] | America Movil SAB de CV ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047760 [Member] | WH Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047760 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047760 [Member] | Samsung Electronics Company Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047760 [Member] | America Movil SAB de CV Series B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047760 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047760 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000047760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000047760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000047760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000047760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000047760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000047760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047760 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000047760 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000047760 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000047760 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047760 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047760 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000047760 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047760 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000047760 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000047760 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000047760 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047759 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000047759 [Member] | WuXi AppTec Company Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047759 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047759 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047759 [Member] | America Movil SAB de CV ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047759 [Member] | WH Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047759 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047759 [Member] | Samsung Electronics Company Ltd GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047759 [Member] | America Movil SAB de CV Series B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047759 [Member] | Millicom International Cellular SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047759 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000047759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000047759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047759 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000047759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000047759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000047759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047759 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000047759 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047759 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000047759 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000047759 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000047759 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047759 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047759 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000047759 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047759 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000047759 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000047759 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000047759 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047764 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047764 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047764 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000047764 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000047764 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047764 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047764 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000047764 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047764 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047764 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000047764 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047764 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047762 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000047762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000047762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000047762 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000047762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047762 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047763 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047763 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047763 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000047763 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000047763 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047763 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047763 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000047763 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047763 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047763 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000047763 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047763 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063026 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063026 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063026 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063026 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063026 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063026 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063026 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063026 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063026 [Member] | U S Treasury Note 3 500 02 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063026 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063026 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063026 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000063026 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063026 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000063026 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000063028 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063028 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063028 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063028 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063028 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063028 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063028 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063028 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063028 [Member] | U S Treasury Note 3 500 02 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063028 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063028 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063028 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000063028 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063028 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000063028 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000063027 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063027 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063027 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063027 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063027 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063027 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063027 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063027 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063027 [Member] | U S Treasury Note 3 500 02 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063027 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063027 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063027 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000063027 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063027 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000063027 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000099620 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000099620 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000099620 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000099620 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000099620 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000099620 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099621 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000099621 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000099621 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000099621 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000099621 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000099621 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099622 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000099622 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000099622 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000099622 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000099622 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000099622 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099625 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099625 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099625 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099625 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000099625 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000099625 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099624 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099624 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099624 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099624 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000099624 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000099624 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099623 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099623 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000099623 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099623 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000099623 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000099623 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099626 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099626 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099626 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000099626 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000099626 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000099626 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099627 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099627 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099627 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000099627 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000099627 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000099627 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099628 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099628 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099628 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000099628 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000099628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000099628 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099631 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099631 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000099631 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000099631 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000099631 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099630 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099630 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099630 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000099630 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000099630 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000099630 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099629 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099629 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000099629 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000099629 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000099629 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000099629 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000111804 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000111804 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000111804 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000111804 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111804 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111804 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111804 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000111804 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111804 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111804 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000111804 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000111804 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111804 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000111804 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000111804 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111804 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000111804 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000111804 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000111804 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000111804 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000111804 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000111804 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%